Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Capitalized website development-related costs	$ 25,374	$ 52,178
Amortization expense	38,502	$ 29,157
Capitalized patent expenses	$ 40,172